INSURANCE AND REINSURANCE RESULT - Schedule of Onerous and Non-onerous Contracts (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	S/ 1,051,450	S/ 609,754
Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	23,680	7,172
Total
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	34,562	31,136	S/ 20,474
Total | Insurance Acquisition Cash Flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	187,656	156,200	106,243
Total | Claims and other directly attributable expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	1,688,847	1,331,766	794,420
Total | Estimates of the present value of future inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	(1,999,443)	(1,590,161)	(994,790)
Total | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	16,992	9,628	8,138
Total | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	140,510	123,703	106,463
Onerous contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	34,562	31,136	20,474
Onerous contracts | Insurance Acquisition Cash Flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	22,097	27,948	21,123
Onerous contracts | Claims and other directly attributable expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	623,686	445,384	135,905
Onerous contracts | Estimates of the present value of future inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	(620,171)	(446,274)	(138,467)
Onerous contracts | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	8,950	4,078	1,913
Onerous contracts | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	0	0	0
Non-onerous contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	0	0	0
Non-onerous contracts | Insurance Acquisition Cash Flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	165,559	128,252	85,120
Non-onerous contracts | Claims and other directly attributable expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	1,065,161	886,382	658,515
Non-onerous contracts | Estimates of the present value of future inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	(1,379,272)	(1,143,887)	(856,323)
Non-onerous contracts | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	8,042	5,550	6,225
Non-onerous contracts | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Impact on provisions for contracts recognized in the period	S/ 140,510	S/ 123,703	S/ 106,463